Summary of Significant Accounting Policies - Schedule of Depreciation on Straight-line Basis (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Depreciation on Straight-line Basis [Line Items]
Leasehold improvements	Lesser of lease term or asset life
Furniture [Member]
Schedule of Depreciation on Straight-line Basis [Line Items]
Estimated useful life of asset	7 years
Minimum [Member] | Equipment [Member]
Schedule of Depreciation on Straight-line Basis [Line Items]
Estimated useful life of asset	3 years
Maximum [Member] | Equipment [Member]
Schedule of Depreciation on Straight-line Basis [Line Items]
Estimated useful life of asset	5 years